Preferred shares - Schedule of Preferred Shares (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Face value	$ 0	$ 239,492
Non-cash PIK Dividends	0	106,459
Net value of the Preferred Shares	$ 0	$ 345,951	$ 362,959	$ 352,275